Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Warrants [Member]	Accumulated Other Comprehensive [Member]	Deficit [Member]	Total
Balance – October 01, 2023 at Sep. 30, 2022	$ 103,305	$ 8,099	$ 4,725	$ 3,444	$ (126,280)	$ (6,707)
IfrsStatementLineItems [Line Items]
Stock-based compensation		1,167				1,167
Issuance of shares	7,306					7,306
Exercise of options	17	(17)
Exercise of warrants	4,413					4,413
Revaluation of property				1,921		1,921
Cumulative translation adjustment				525		525
Net loss for the year					(1,479)	(1,479)
Balance – September 30, 2024 at Sep. 30, 2023	115,041	9,249	4,725	5,890	(127,759)	7,146
IfrsStatementLineItems [Line Items]
Stock-based compensation		2,155				2,155
Issuance of shares	169					169
Exercise of options	1,198	(500)				698
Cumulative translation adjustment				(98)		(98)
Net loss for the year					(1,485)	(1,485)
Balance – September 30, 2024 at Sep. 30, 2024	$ 116,408	$ 10,904	$ 4,725	$ 5,792	$ (129,244)	$ 8,585